Cover	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42188
Entity Registrant Name	CONCENTRA GROUP HOLDINGS PARENT, INC.
Entity Central Index Key	0002014596
Entity Tax Identification Number	30-1006613
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4714 Gettysburg Road
Entity Address, Address Line Two	P.O. Box 2034
Entity Address, City or Town	Mechanicsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17055
City Area Code	717
Local Phone Number	972-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false